UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $73,482
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

ACCO BRANDS CORP		COM		00081T108	2859 	276500		SH		SOLE		NONE		276500
ARKANSAS BEST CORP		COM		040790107	3573 	283583		SH		SOLE		NONE		283583
BEST BUY CO INC			COM		086516101	2257	107700		SH		SOLE		NONE		107700
BONANZA CREEK ENERGY INC	COM		097793103	845	50822		SH		SOLE		NONE		50822
DOLE FOOD CO INC		COM		256603101	5799	660500		SH		SOLE		NONE		660500
EDGEN GROUP INC			COM		28014Q107	4007	532907		SH		SOLE		NONE		532907
FOREST OIL CORP			COM		346091705	2842	387696		SH		SOLE		NONE		387696
FOSTER WHEELER AG		COM		H27178104	2448	141764		SH		SOLE		NONE		141764
G-III APPAREL GROUP LTD		COM		36237H101	4179	176395		SH		SOLE		NONE		176395
GSE HOLDING INC			COM		36191X100	3162	299122		SH		SOLE		NONE		299122
LORAL SPACE & COMMUNICATIONS	COM		543881106	4484	66592		SH		SOLE		NONE		66592
MOTORCAR PARTS OF AMERICA IN	COM		620071100	3196	711718		SH		SOLE		NONE		711718
NORTH AMERICAN ENERGY PARTNE	COM		656844107	2629	1019072		SH		SOLE		NONE		1019072
NORTHWEST PIPE CO		COM		667746101	8566	353089		SH		SOLE		NONE		353089
PACIFIC SUNWEAR OF CALIF	COM		694873100	1190	650000		SH		SOLE		NONE		650000
QUALITY DISTRIBUTION INC	COM		74756M102	2843	256600		SH		SOLE		NONE		256600
SEMGROUP CORP-CLASS A		COM		81663A105	2170	67957		SH		SOLE		NONE		67957
SONIC CORP			COM		835451105	4954	494400		SH		SOLE		NONE		494400
TAKE-TWO INTERACTIVE SOFTWRE	COM		874054109	3607	381326		SH		SOLE		NONE		381326
TREEHOUSE FOODS INC		COM		89469A104	3235	51936		SH		SOLE		NONE		51936
VONAGE HOLDINGS CORP		COM		92886T201	1795	893189		SH		SOLE		NONE		893189
ZALE CORP			COM		988858106	2842	1056342		SH		SOLE		NONE		1056342
